FOREIGN EXCHANGE TRANSACTIONS AND TRANSLATIONS (Details) - EBP Japan	12 Months Ended
	Jun. 30, 2026 JPY (¥)	Jun. 30, 2026 USD ($)	Jun. 30, 2025 JPY (¥)	Jun. 30, 2024 JPY (¥)
EBP, Description of Plan [Line Items]
Unrealized foreign exchange gain (loss) - net	¥ 2,962,000,000	$ 18,242,684	¥ (2,526,043,751)	¥ 2,520,906,356
Realized foreign exchange gain (loss) - net	¥ 221,540,000	$ 1,364,343	¥ (231,221,140)	¥ 114,857,085